Current and long-term debt - Ocean Yield Lease Financing (Details)		1 Months Ended
	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000	$ 2,910,315,000
Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings			$ 148,200,000	$ 158,800,000
Ocean Yield Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 200,000
Ocean Yield Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 300,000
Ocean Yield Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	5.40%
STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Vessels [member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4
Borrowings, bareboat charter term	13 years
Consolidated Liquidity Requirement - Scenario One [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000